Income Taxes - Components of Income/(Loss) from Continuing Operations Before Income Taxes and Equity in Net Income/(Loss) of Affiliates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Dutch									$ 20	$ 12	$ 147
Non-Dutch									398	94	(43)
Income from continuing operations before income taxes and equity in net income of affiliates	$ 63	$ 178	$ 140	$ 37	$ 162	$ 150	$ 106	$ (312)	$ 418	$ 106	$ 104